Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands																			1 Months Ended							4 Months Ended	12 Months Ended
	Dec. 28, 2021 shares	Dec. 23, 2021 shares	Aug. 30, 2021 USD ($) $ / shares	Apr. 20, 2021 shares	Mar. 18, 2021 USD ($) $ / shares shares	Mar. 17, 2021 USD ($) Vote shares	Dec. 30, 2020 USD ($)	Nov. 01, 2019 item $ / shares	Sep. 16, 2019 item $ / shares	May 02, 2018 item $ / shares	Apr. 16, 2018 item $ / shares	Sep. 15, 2017 item $ / shares	Aug. 15, 2017 item $ / shares	Nov. 11, 2016 item $ / shares	Mar. 31, 2015 item $ / shares	Dec. 23, 2014 USD ($) item $ / shares shares	Aug. 28, 2014 USD ($) $ / shares shares	Aug. 28, 2014 CNY (¥) shares	Oct. 18, 2021 shares	Feb. 28, 2021 USD ($) item $ / shares shares	Sep. 30, 2019 shares	Apr. 30, 2018 shares	Aug. 31, 2017 shares	Nov. 30, 2016 shares	Dec. 31, 2014 shares	Dec. 23, 2014 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Class of Stock [Line Items]
Authorized share capital | $						$ 50											$ 50
Number of authorized share capital						1,000,000,000											1,000,000,000										0	692,500,110
Par value | $ / shares																	$ 0.00005										$ 0.00005	$ 0.00005	$ 0.00005
Proceed from issuance of ordinary shares | $																											$ 904,732
Number of ordinary shares issued																											0	221,980,000	221,980,000
Number of ordinary shares outstanding																											0	221,980,000	221,980,000
Subscription receivables from shareholders | $																												$ 0	$ 10
Subscription receivables received | $																												$ 10
Proceeds from IPO | $					$ 904,700
Ordinary shares reclassified and re-designated, ratio						1
Share Repurchase Program
Class of Stock [Line Items]
Share repurchase program, period			12 months
Share repurchase program, remaining authorized amount | $			$ 146,000
Series A convertible preferred shares
Class of Stock [Line Items]
Number of shares issued during the period																									934,711,640
Shares issued price per share | $ / shares															$ 0.1378	$ 0.1378										$ 0.1378
Number of investors | item															1	2
Series A-1 convertible preferred shares
Class of Stock [Line Items]
Number of shares issued during the period																								921,032,370
Shares issued price per share | $ / shares								$ 0.2193						$ 0.2193
Number of investors | item														1
Weighted average price of shares repurchased during period | $ / shares								2.5738
Series B convertible preferred shares
Class of Stock [Line Items]
Number of shares issued during the period																							827,969,950
Shares issued price per share | $ / shares												$ 0.3305	$ 0.3305
Number of investors | item												2	3
Series C convertible preferred shares
Class of Stock [Line Items]
Number of shares issued during the period																						767,500,110
Shares issued price per share | $ / shares										$ 1.9019	$ 1.9019
Number of investors | item										3	6
Series D convertible preferred shares
Class of Stock [Line Items]
Number of shares issued during the period																					692,500,110
Shares issued price per share | $ / shares								$ 3.4317	$ 3.4317
Number of investors | item								1	3
Ordinary shares
Class of Stock [Line Items]
Number of shares issued during the period																				16,026,282
Proceed from issuance of ordinary shares | $																				$ 200,000
Shares issued price per share | $ / shares																				$ 12.48
Number of investors | item																				2
Number of ordinary shares reclassified and re-designated						200,000,000
Common Class A
Class of Stock [Line Items]
Number of authorized share capital																											600,000,000	0
Par value | $ / shares																											$ 0.00005	$ 0.00005
Number of shares issued during the period																			5,000,000
Number of ordinary shares issued																											491,846,560	0
Number of ordinary shares outstanding																											480,241,752	0
Number of ordinary shares reclassified and re-designated						600,000,000
Number of ordinary shares converted	36,000,000	27,000,000
Ordinary shares converted, ratio	1	1				1
Ordinary shares, votes per share | Vote						1
Common Class A | Share Repurchase Program
Class of Stock [Line Items]
Number of underlying shares represented by one ADS			1
Number of shares repurchased during period																											7,008,269
Common Class A | IPO
Class of Stock [Line Items]
Number of underlying shares represented by one ADS					1
Common Class B
Class of Stock [Line Items]
Number of authorized share capital																											200,000,000	0
Par value | $ / shares																											$ 0.00005	$ 0.00005
Number of ordinary shares issued																											79,400,000	0
Number of ordinary shares outstanding																											79,400,000	0
Number of ordinary shares reclassified and re-designated						200,000,000
Number of ordinary shares converted						142,400,000
Ordinary shares converted, ratio						1
Ordinary shares, votes per share | Vote						15
Series H Preferred Stock [Member] | Share Repurchase Program
Class of Stock [Line Items]
Share repurchase program, authorized amount | $			$ 200,000
Number of shares repurchased during period																											7,008,269
Weighted average price of shares repurchased during period | $ / shares			$ 7.65
Series H Preferred Stock [Member] | IPO
Class of Stock [Line Items]
Number of shares issued during the period					43,590,000
Shares issued price per share | $ / shares					$ 21.00
Series H Preferred Stock [Member] | Over-Allotment Option
Class of Stock [Line Items]
Number of shares issued during the period				1,486,479
Registered Shareholders
Class of Stock [Line Items]
Number of shares issued during the period																	200,000,000	200,000,000
Proceed from issuance of ordinary shares | $																	$ 10
Subscription receivables received | $							$ 10
Registered Shareholders | Series A convertible preferred shares
Class of Stock [Line Items]
Number of shares issued during the period																200,000,000
Investors
Class of Stock [Line Items]
Number of shares issued during the period																										21,980,000
Shares issued price per share | $ / shares																$ 0.0797										$ 0.0797
Two investors
Class of Stock [Line Items]
Proceed from issuance of ordinary shares																	$ 1,577	¥ 9,720
The other investor
Class of Stock [Line Items]
Proceed from issuance of ordinary shares | $																$ 175